SUBSEQUENT EVENTS - Automatic Conversion or Debt Extension (Details)	Mar. 19, 2021	Mar. 15, 2021	Oct. 01, 2020
Bridge Notes and Related Party Bridge Notes
Subsequent Event [Line Items]
Interest rate			24.00%
Subsequent event
Subsequent Event [Line Items]
Issue price of the preferred stock after discount (as a percent)		90.00%
Interest rate		15.00%
Subsequent event | Automatic Principal Conversion Amount
Subsequent Event [Line Items]
Discount to issue price (as a percent)		10.00%
Subsequent event | Bridge Notes and Related Party Bridge Notes
Subsequent Event [Line Items]
Discount to issue price (as a percent)	30.00%
Interest rate		30.00%
Maturity term		18 months
Subsequent event | Bridge Notes and Related Party Bridge Notes | Principal Repayment Floor
Subsequent Event [Line Items]
Principal Repayment Floor		25.00%